Stockholders' Equity: (Details Textual) - USD ($)		1 Months Ended								3 Months Ended			8 Months Ended	9 Months Ended		12 Months Ended
	Aug. 01, 2015	Jun. 16, 2015	May. 08, 2015	Jan. 28, 2015	Aug. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Nov. 30, 2013	Aug. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized										$ 649,000			$ 649,000	$ 649,000		$ 1,900,000
Number Of Warrants Exercised														196,072			16,666
Proceeds from Warrant Exercises												$ 4,200,000		$ 389,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														2,000
Earnings Per Share, Basic and Diluted (in dollars per share)										$ (0.26)	$ (1.33)			$ (0.44)	$ (4.48)	$ (0.21)	$ (0.20)	$ (0.15)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)							$ 1.00
Stock Issued During Period, Shares, New Issues				202,673									285,051
Class of Warrant or Right, Outstanding							4,200,000					4,200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							$ 1.00			2.83		$ 1.00	$ 2.83	2.83
Common Stock, Par Or Stated Value Per Share										0.0001			0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from Issuance of Warrants																	$ 30,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares														2,000
Share-Based Compensation														$ 883,000	$ 8,477,000	$ 9,643,000	$ 7,005,000	$ 3,556,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price														$ 3.00		$ 1.00
Sale of Stock, Price Per Share										1.16			1.16	$ 1.16
Deemed Dividend for Warrants			$ 104,000	$ 106,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition														39 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							1.50					1.50
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							$ 2.00					$ 2.00
Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			62,072	134,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 3.00
Investment Warrants, Exercise Price				$ 0.15
Sale of Stock, Price Per Share					$ 0.40
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																$ 52,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period														2,408,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														883,400
Earnings Per Share, Basic and Diluted (in dollars per share)														$ 55.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share)										$ 54.97			$ 54.97	$ 54.97
Employee Stock Option [Member] | Vice President [Member] | Issue One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)																$ 1.30
Employee Stock Option [Member] | Vice President [Member] | Issue Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)																$ 2.00
Employee Stock Option [Member] | Vice President [Member] | Issue Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																50,000
Employee Stock Option [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)																$ 1.16
Employee Stock Option [Member] | Brand Ambassadors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																223,052
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)																$ 1.02
Employee Stock Option [Member] | Two New Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)																$ 0.37
Employee Stock Option [Member] | Two Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)																$ 0.15
Incentive Award Plan 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																45,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																		$ 1,200,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Shares Issued In Period																		380,000
Stock Issued During Period, Shares, Share-based Compensation, Gross														942,159
Incentive Award Plan 2008 [Member] | Segment, Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																$ 800,000		$ 1,100,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Shares Issued In Period																330,000		330,000
Incentive Award Plan 2008 [Member] | Marketing Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Shares Issued In Period																		50,000
Mr. Williams [Member] | Performance Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																			1,715,000
Mr. Williams and Mr. Perito [Member] | Performance Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																			1,400,000
Share-Based Compensation																			$ 3,500,000
Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par Or Stated Value Per Share								$ 0.0001	$ 0.0001
Investment Warrants, Exercise Price	$ 1.85							$ 1.50
Proceeds from Issuance of Warrants	$ 4,000,000							$ 3,700,000
Warrants Exercise Price Reduced								$ 1.15
Warrants Previously Issued	2,580,646							3,262,023
Number Of Warrants Exercise Price Reduced								3,262,023
Warrants Exercise Price New Warrants								$ 1.50
Financial Consulting Services Firm [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						750,000
Stock Issued During Period, Shares, New Issues																223,052
Allocated Share-based Compensation Expense						$ 0.2										$ 200,000
Chief Scientific Officer [Member] | Employee Stock Option [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)																$ 0.72
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																4,167,940	5,859,335	25,667,794
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					10,625,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share)																$ 1.17	$ 1.87	$ 1.79	$ 1.87
Stock Issued During Period, Shares, New Issues									10,625
Class of Warrant or Right, Outstanding							5,100,000			2,360,974		5,100,000	2,360,974	2,360,974
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							$ 1.00			$ 12.16		$ 1.00	$ 12.16	$ 12.16
Proceeds from Issuance of Warrants							$ 5,100,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																1.00	$ 0	$ 4.05
Sale of Stock, Price Per Share																$ 1.00
Warrant [Member] | Issue One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)										3.75			3.75	$ 3.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period														168,337
Warrant [Member] | Issue Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)										3.00			3.00	$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period														69,831
Warrant [Member] | Issue Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)										$ 2.83			$ 2.83	$ 2.83
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period														1,233,375
Prior Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Previously Issued Warrants Held By Investor																		2,554,385
Investment Warrants, Exercise Price																		$ 1.50
Prior Warrants [Member] | Mr. Williams [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from Issuance of Warrants																		$ 20,000,000
Common Stock Shares Issued Exercise Of Warrants																		19,500,000
Cancellation Of Warrants Upon Common Stock Shares Issuance																		19,500,000
Warrant One [Member] | Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price Reduced	$ 1.66
Number Of Warrants Exercise Price Reduced	1,830,646
Warrants Exercise Price New Warrants	$ 2.00
Warrant Two [Member] | Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Exercise Price Reduced	$ 1.34
Number Of Warrants Exercise Price Reduced	750,000
Warrants Exercise Price New Warrants	$ 1.50
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			77,590											2,014,000		16,287	0	740
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 3.00
Common Stock, Par Or Stated Value Per Share																		$ 0.0001
Warrants To Purchase Shares Of Common Stock			69,831
Common Stock [Member] | Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					10,625
Sale of Stock, Price Per Share					$ 0.40
Common Stock [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	100,000
Stock Issued During Period, Shares, New Issues																	175,685
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																	$ 600,000
After Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage														100.00%
After One Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage														50.00%
Ten year stock option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross														4,000
February 28 Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Previously Issued Warrants Held By Investor																		3,260,869
Warrants Exercise Price New Warrants																		$ 2.00
Warrant Reset Agreement [Member] | Mr. Williams [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Warrants Exercised																		1,000,000
Investment Warrants, Exercise Price																		$ 1.50
Warrant Reset Agreement [Member] | Prior Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Weighted Average Exercise Price																		2.71
Warrants Exercise Price Reduced																		$ 1.00
Warrant Reset Agreement [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Previously Issued Warrants Held By Investor																		18,500,000
Common Stock, Par Or Stated Value Per Share																		$ 0.0001
Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		1,644,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 2.83
Warrants To Purchase Shares Of Common Stock		1,233,375
First February 28 Transaction [Member] | Agreement 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Investment Warrants, Exercise Price																		$ 4.05
Number Of Warrants Exercisable																		5,815,254
Warrants Granted During Period Shares																		5,815,254
Proceeds from Issuance of Warrants																		$ 10,400,000
Investment Warrants Expiration Date																		Feb. 28, 2017
First February 28 Transaction [Member] | Agreement 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Warrants Exercised																		352,540
Proceeds from Warrant Exercises																		$ 500,000
Investment Warrants, Exercise Price																		$ 4.05
Proceeds from Issuance of Warrants																		$ 1,700,000
Investment Warrants Expiration Date																		Aug. 28, 2017
Class of Warrant or Right, Date from which Warrants or Rights Exercisable																		Aug. 28, 2012
Number Of Warrants Issued																		410,000
Stock Issued During Period Shares New Issues Exercise Price Per Share																		$ 4.05
Treasury Stock, Shares, Acquired																		410,000